ORDINARY SHARES AND TREASURY STOCK - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	May 10, 2019 CNY (¥) Vote shares	Dec. 31, 2020 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	May 10, 2019 $ / shares shares
Ordinary Shares and Treasury Stock [Line Items]
Common shares, par value | $ / shares							$ 0.000000005
Common shares, shares outstanding							216,100,000
Stock sale price | $ / shares							$ 10.5
IPO Expenses Capitalization | ¥	¥ 234,354
Ordinary shares repurchased amount			¥ 97,353	$ 13,576	¥ 45,020	$ 6,316
Treasury Stock, Shares			6,781,816	6,781,816	2,621,816	2,621,816
Common Class A [Member]
Ordinary Shares and Treasury Stock [Line Items]
Common shares, par value | $ / shares				$ 0.000000005		$ 0.000000005
Common shares, shares outstanding			101,318,184	101,318,184	105,478,184	105,478,184	100,100,000
Number of votes | Vote	1
Common Class B [Member]
Ordinary Shares and Treasury Stock [Line Items]
Common shares, par value | $ / shares				$ 0.000000005		$ 0.000000005
Common shares, shares outstanding			108,000,000	108,000,000	108,000,000	108,000,000	116,000,000
Number of votes | Vote	10
Conversion of class B ordinary share to class A ordinary shares		8,000,000
ADS
Ordinary Shares and Treasury Stock [Line Items]
Stock issued during period	4,025,000
Ordinary shares
Ordinary Shares and Treasury Stock [Line Items]
Stock issued during period	16,100,000
Ordinary shares | Common Class A [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares repurchased			3,200,000	3,200,000	4,005,680	4,005,680
Weighted average price of shares repurchased | $ / shares				$ 4.24		$ 1.58